PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Advances to suppliers	$ 7,829,924	$ 5,733,372
Prepaid expenses	5,344,346	3,873,423
Barter goods	1,977,228	2,391,865
Deposit for DMG Acquisition		4,000,000
Other deposits	1,501,509	1,658,726
Other current assets	3,503,898	1,428,634
Prepaid expenses and other current assets	$ 20,156,905	$ 19,086,020